Stradley Ronon Stevens & Young, LLP
Suite 2600
2005 Market Street
Philadelphia, PA 19103-7018
Telephone 215.564.8000
Fax 215.564.8120
www.stradley.com

Don E. Felice

dfelice@stradley.com

(215) 564-8794

June 15, 2016

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	HC Capital Trust (“Registrant”)

1933 Act Registration No. 33-87762

1940 Act Registration No. 811-08918

Ladies and Gentlemen:

On behalf of the HC Capital Trust (the “Trust”), attached herewith for filing pursuant to paragraph (a) of Rule 20a-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) and pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary copy of the notice of meeting, proxy statement and form of proxy to be furnished to shareholders of The Emerging Markets Portfolio (the “Portfolio”) of the Trust in connection with a Special Meeting of Shareholders to be held on July 29, 2016 (the “Special Meeting”). The definitive proxy materials will be sent to shareholders on or about June 30, 2016.

At the Special Meeting, shareholders of the Portfolio will be asked to approve new a portfolio management agreement between RBC Global Asset Management (UK) Limited and the Trust with respect to the Portfolio. The Trust may also transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

June 15, 2016

Questions concerning this information statement may be directed to me at (215) 564-8794, or in my absence to Mena Larmour at (215) 564-8014.

Sincerely yours,

Don E. Felice